SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Schedule of Changes in Working Capital
Changes in working capital items during the years ended December 31, 2018 and 2017 are as follows:

Years ended December 31	2018	2017
	$	$
Trade and other receivables	(4,234)	23,232
Inventory	(40,144)	(10,973)
Trade and other payables	18,753	(10,117)
Provisions	(5,309)	(7,028)
	(30,934)	(4,886)

Schedule of Other Items Impacting Operating Cash Flows
Other adjustments for non-cash income statement items during the years ended December 31, 2018 and 2017 are as follows:

Years ended December 31	2018	2017
	$	$
Share-based payments	2,157	2,219
Export duty adjustment in cost of sales	—	(4,303)
Change in estimate of close down and restoration provision	1,580	141
Write down of fixed assets	2,771	1,719
Other	375	3,834
	6,883	3,610

Schedule of Noncash Investing and Financing Transactions
During the years ended December 31, 2018 and 2017, we conducted the following non-cash investing and financing transactions:

Years ended December 31	2018	2017
	$	$
Marketable securities received for sale of exploration and evaluation assets (note 6)	1,751	992
Transfer of share-based payment reserve upon exercise of stock options	(2,864)	(1,339)
Acquisition of Chinchillas mineral property (note 3)	—	28,839